Subsidiaries - Additional Information (Detail)	Dec. 31, 2018	Dec. 31, 2017
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	57.00%	67.00%
Chunghwa Investment Co., Ltd. (CHI) [Member] | Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	34.25%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. (CHI) [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	60.23%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. (CHI) [Member] | Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	28.18%	28.93%
Senao International Co., Ltd. (SENAO) [Member] | Youth Co., Ltd. (Youth) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	93.00%	89.00%